Employee Compensation - Summary of Changes in Estimated Financial Positions of Defined Benefit Pension Plans and Other Employee Future Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [line items]
Past service cost (income)	$ 277
Benefits paid	4	$ 4
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	408	144	$ (337)
Current service cost	(210)	(254)	(224)
Past service cost (income)	(7)
Interest cost	10	(7)	$ 10
Changes in demographic assumptions	50	127
Changes in financial assumptions	562	150
Plan member experience	(16)	(45)
Foreign exchange and other	6	(3)
Actuarial gains recognized in other comprehensive income for the year	$ 279	$ 506
Discount rate at end of year	3.50%	3.40%	4.20%
Rate of compensation increase	2.40%	2.80%	2.70%
Pension Plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 8,846	$ 8,992
Current service cost	210	254
Past service cost (income)	7
Interest cost	299	300
Benefits paid	(492)	(448)
Employee contributions	15	15
Changes in demographic assumptions	(50)	(127)
Changes in financial assumptions	(562)	(150)
Plan member experience	16	45
Foreign exchange and other	22	(35)
Defined benefit obligation at end of year	8,311	8,846	$ 8,992
Wholly or partially funded defined benefit obligation	8,146	8,651
Unfunded defined benefit obligation	$ 165	$ 195
Discount rate at end of year	4.00%	3.50%
Rate of compensation increase	2.40%	2.40%
Pension Plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 8,990	$ 8,655
Interest cost	309	293
Benefits paid	(492)	(448)
Return on plan assets (excluding interest income)	(323)	277
Employer contributions	213	219
Employee contributions	15	15
Administrative expenses	(5)	(5)
Foreign exchange and other	12	(16)
Defined benefit obligation at end of year	8,719	8,990	8,655
Actuarial gains recognized in other comprehensive income for the year	(323)	277
Pension Plans [member] | Other assets [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	664	508
Pension Plans [member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	(256)	(364)
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	(960)	(1,303)	(1,343)
Current service cost	(26)	(32)	(25)
Past service cost (income)	277
Interest cost	(45)	(47)	$ (52)
Changes in demographic assumptions	30	104
Changes in financial assumptions	72
Plan member experience	1	(41)
Actuarial gains recognized in other comprehensive income for the year	$ 93	$ 71
Discount rate at end of year	3.60%	3.60%	4.40%
Rate of compensation increase	2.00%	2.40%	2.40%
Assumed overall health care cost trend rate	4.90%	5.20%	5.30%
Other employee future benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 1,460	$ 1,493
Current service cost	26	32
Past service cost (income)	(277)
Interest cost	51	52
Benefits paid	(43)	(45)
Employee contributions	5	5
Changes in demographic assumptions	(31)	(107)
Changes in financial assumptions	(77)	(2)
Plan member experience	(4)	39
Foreign exchange and other	3	(7)
Defined benefit obligation at end of year	1,113	1,460	$ 1,493
Wholly or partially funded defined benefit obligation	116	129
Unfunded defined benefit obligation	$ 997	$ 1,331
Discount rate at end of year	4.10%	3.60%
Rate of compensation increase	2.00%	2.00%
Assumed overall health care cost trend rate	4.90%	5.20%
Other employee future benefit plans [member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 157	$ 150
Interest cost	6	5
Benefits paid	(43)	(45)
Return on plan assets (excluding interest income)	(10)	8
Employer contributions	35	40
Employee contributions	5	5
Foreign exchange and other	3	(6)
Defined benefit obligation at end of year	153	157	$ 150
Actuarial gains recognized in other comprehensive income for the year	(10)	8
Other employee future benefit plans [member] | Other liabilities [member]
Disclosure of defined benefit plans [line items]
Surplus (deficit) and net defined benefit asset (liability) at end of year	$ (960)	$ (1,303)